Other non-current financial liabilities - Schedule of Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Put options related to acquisitions	€ 15,419	€ 7,423	€ 0
Lease liabilities non-current	11,319	19,122	27,750
Other non-current liabilities	2,967	2,926	2,003
Other non-current financial liabilities	€ 29,705	€ 29,471	€ 29,753